Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Commitments and Contingencies
Commitments and Contingencies

Litigation

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Commitments and Contingencies

Litigation

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Griffin Capital Essential Asset REIT, Inc. [Member]
Other Commitments [Line Items]
Commitments and Contingencies
Commitments and Contingencies
Ground Lease Obligations
The Company acquired properties on January 16, 2014 and April 10, 2018 that are subject to ground leases with expiration dates of December 2095 and September 2102, respectively. The Company incurred rent expense of approximately $1.3 million for the nine months ended September 30, 2018 and 2017, related to the ground leases. As of September 30, 2018, the remaining required payments under the terms of the ground leases are as follows:

September 30, 2018
Remaining 2018	$258
2019	1,032
2020	1,032
2021	1,032
2022	1,072
Thereafter	200,446
Total	$204,872

Litigation
From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Commitments and Contingencies
Ground Lease Obligations
The Company acquired a property on January 16, 2014 that is subject to a ground lease with an expiration date of December 31, 2095. The Company incurred rent expense of approximately $0.4 million for the years ended December 31, 2017 and 2016, related to the ground lease. As of December 31, 2017, the remaining required payments under the terms of the ground lease are as follows:

December 31, 2017
2018	$198
2019	198
2020	198
2021	198
2022	218
Thereafter	33,631
Total	$34,641

Litigation
From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.